Short-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Investment [Line Items]
Short-term investments	$ 1,218,380	$ 52,336
Unrestricted
Investment [Line Items]
Short-term investments	1,188,545	35,100
Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Investment [Line Items]
Short-term investments	29,835	17,236
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Non-interest earning demand deposits
Investment [Line Items]
Short-term investments	2,270	2,401
Affected by drawing restrictions related to minimum reserve and derivative margin requirements | Interest earning demand and term deposits
Investment [Line Items]
Short-term investments	27,565	14,835
Maturing within three months | Unrestricted
Investment [Line Items]
Short-term investments	594,749	25,459
Maturing between three to six months | Unrestricted
Investment [Line Items]
Short-term investments	591,212	9,641
Maturing between six to twelve months | Unrestricted
Investment [Line Items]
Short-term investments	$ 2,584	$ 0